Segments (Tables)	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Steel mills	$13,960,245	$10,860,760	$7,159,512
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296

Intercompany sales:
Steel mills	$2,405,590	$1,719,937	$1,027,167
Steel products	55,646	43,565	27,453
Raw materials	10,436,379	8,052,986	3,402,084
All other	24,869	8,616	10,888
Corporate/eliminations	(12,922,484)	(9,825,104)	(4,467,592)

	$—	$—	$—

Depreciation expense:
Steel mills	$371,984	$370,458	$357,722
Steel products	53,272	58,429	57,988
Raw materials	92,250	78,308	75,699
All other	56	90	105
Corporate	5,009	4,862	2,521

	$522,571	$512,147	$494,035

Amortization expense:
Steel mills	$—	$262	$400
Steel products	38,743	40,745	40,705
Raw materials	28,215	28,577	30,412
All other	871	871	871
Corporate	—	—	—

	$67,829	$70,455	$72,388

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,703,933	$778,946	$(350,372)
Steel products	(60,282)	(173,433)	(112,800)
Raw materials	150,029	106,317	(76,965)
All other	4,296	4,344	(14,130)
Corporate/eliminations	(546,164)	(449,059)	140,289

	$1,251,812	$267,115	$(413,978)

Segment assets:
Steel mills	$6,243,965	$5,969,846	$5,446,028
Steel products	2,903,281	2,835,812	2,707,678
Raw materials	2,916,226	2,710,544	2,417,649
All other	152,107	170,174	138,286
Corporate/eliminations	2,354,771	2,235,534	1,862,263

	$14,570,350	$13,921,910	$12,571,904

Capital expenditures:
Steel mills	$181,178	$186,236	$217,690
Steel products	20,918	21,321	37,601
Raw materials	245,337	125,536	113,000
All other	15	24	74
Corporate	3,179	12,177	22,135

	$450,627	$345,294	$390,500

Schedule Of Net Sale By Product To External Customers

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Sheet	$5,967,756	$4,952,236	$2,877,140
Bar	3,733,716	2,668,706	2,042,471
Structural	2,049,907	1,633,203	1,275,795
Plate	2,208,866	1,606,615	964,106
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296